Financial debt - Changes in the recoverable cash advances (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Financial Debt
As at January 1	€ 8,871	€ 8,674
Advances reimbursed (excluding interest)	(179)	(254)
Interest paid	(20)	(26)
Initial measurement and re-measurement.	(1,142)	(561)
Discounting impact	1,079	1,038
As at December 31	€ 8,609	€ 8,871